Note 8 - Accrued Liabilities (Details) - Accrued Liabilities (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Interest on long-term debt	$ 1,436,466	$ 1,099,771
Administrative expenses	339,778	203,396
Vessel operating and voyage expenses	2,126,783	1,577,210
Total	$ 3,903,027	$ 2,880,377